Condensed Consolidated Statements of Total Equity - USD ($) $ in Thousands		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A One Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A Two Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A1 Preferred Stock [Member]	Preferred Stock [Member] Series A2 Preferred Stock [Member]
Balance at Dec. 31, 2022	[1]	$ (50,440)		$ 19,930	$ (14)	$ (70,356)			$ 1,354	$ 3,871	$ 4,376
Balance, shares at Dec. 31, 2022	[1]		71,521						36,082			14,973	8,828
Issuance of common stock in lieu of cash per settlement agreement		$ 11		11
Issuance of common stock in lieu of cash per settlement agreement , shares		59,883	13
Stock-based compensation		$ 4,809		4,809
Foreign currency translation adjustments		(33)			(33)
Net loss		(29,216)				(29,216)
Balance at Dec. 31, 2023		(8,235)		91,384	(47)	(99,572)	(8,235)
Balance, shares at Dec. 31, 2023	[1]		296,019
Issuance of warrants for deferred compensation settlement in connection with Merger		705		705
Issuance of common stock for Calidi debt settlement in connection with Merger		2,234		2,234
Issuance of common stock for Calidi debt settlement in connection with merger , shares			3,232
Financing fees in connection with Merger		(2,708)		(2,708)
Issuance of restricted stock units for liability settlement		72		72
Conversion of preferred stock into common stock		9,601		9,601					$ (1,354)	(3,871)	(4,376)
Conversion of preferred stock into common stock , shares			59,883						(36,082)			(14,973)	(8,828)
Issuance of common stock with term notes as interest paid in kind and other		272		272
Issuance of common stock with term notes as interest paid in kind and other , shares			360
Exercise of common stock options		$ 281		281
Exercise of common stock options, shares		1,650	1,650
Series B financing costs		$ 2,680		2,680
Issuance of common stock for deferred compensation settlement in connection with Merger		333		333
Issuance of common stock for deferred compensation settlement in connection with merger ,shares			391
Issuance of common stock to Calidi stockholders as result of Merger		56,101		56,101
Issuance of common stock to Calidi stockholders as result of Merger, shares			139,744
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with Merger		2,763		2,763
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with merger ,shares			10,891
Issuance of common stock under Forward Purchase Agreement in connection with Merger		4,520		4,520
Issuance of common stock under Forward Purchase Agreement in connection with merger, shares			8,334
Assumed liabilities from Merger		(6,831)		(6,831)
Assumed warrant liability from Merger		(3,389)		(3,389)
Stock-based compensation		888		888			888
Foreign currency translation adjustments		58			58		58
Net loss		(7,225)				(7,225)	(7,225)
Balance at Mar. 31, 2024		(14,573)		92,213	11	(106,797)	(14,573)
Balance, shares at Mar. 31, 2024			297,725
Issuance of common stock in lieu of cash for services		29		29			29
Issuance of common stock in lieu of cash for services, shares			417,000
Issuance of common stock in lieu of cash for SEPA commitment fee		81		81			81
Issuance of common stock in lieu of cash for SEPA commitment fee, shares			1,157,000
Issuance of common stock to Calidi stockholders as result of Merger
Issuance of common stock to Calidi stockholders as result of Merger, shares			132
Issuance of warrants for deferred compensation settlement in connection with Merger		158		158			158
Financing fees		(327)		(327)			(327)
Balance at Dec. 31, 2023		$ (8,235)		91,384	(47)	(99,572)	(8,235)
Balance, shares at Dec. 31, 2023	[1]		296,019
Issuance of common stock in lieu of cash per settlement agreement , shares		417
Net loss		$ (12,992)
Balance at Jun. 30, 2024		(11,752)		100,839	(27)	(112,564)	(11,752)
Balance, shares at Jun. 30, 2024			539,097
Issuance of common stock for Calidi debt settlement in connection with merger , shares			21,408
Balance at Dec. 31, 2023		$ (8,235)		91,384	(47)	(99,572)	(8,235)
Balance, shares at Dec. 31, 2023	[1]		296,019
Issuance of common stock in lieu of cash per settlement agreement , shares		14,589
Stock-based compensation		$ 2,957		2,957			2,957
Foreign currency translation adjustments		19			19		19
Net loss		(22,209)				(22,143)	(22,143)	(66)
Exercise of pre-funded warrants		2		2			2
Exercise of pre-funded warrants, shares			16,375
Balance at Dec. 31, 2024		1,968		123,277	(28)	(121,715)	1,534	434
Balance, shares at Dec. 31, 2024	[1]		1,730,051
Issuance of common stock in lieu of cash for services		369		369			369
Issuance of common stock in lieu of cash for services, shares			14,589
Issuance of common stock in lieu of cash for SEPA commitment fee		81		81			81
Issuance of common stock in lieu of cash for SEPA commitment fee, shares			1,157
Issuance of common stock to Calidi stockholders as result of Merger
Issuance of common stock to Calidi stockholders as result of Merger, shares			132
Issuance of warrants for deferred compensation settlement in connection with Merger		308		308			308
Issuance of common shares and pre-funded warrants through April Public Offering, net of financing costs		4,822		4,822			4,822
Issuance of common shares and pre-funded warrants through April Public Offering, net of financing costs, shares			110,271
Issuance of common stock for Calidi debt settlement in connection with Merger		3,071		3,071			3,071
Issuance of common stock for Calidi debt settlement in connection with merger , shares			176,731
Issuance of common shares through May Inducement Offer, net of financing costs		1,818		1,818			1,818
Issuance of common shares through May Inducement Offer, net of financing costs, shares			89,153
Exercise of common stock warrants		4,803		4,803			4,803
Exercise of common stock warrants, shares			256,884
Financing fees in connection with Merger		(327)		(327)			(327)
Issuance of restricted stock units for liability settlement		133		133			133
Issuance of common stock and warrants for legal settlement, shares			1,667
Issuance of common stock for Reverse Stock Split fractional shares
Issuance of common stock for Reverse Stock Split fractional shares, shares			6,621
Issuance of common stock and warrants per subscription agreement		1,000		1,000			1,000
Issuance of common stock and warrants per subscription agreement, shares			58,235
Issuance of common stock and warrants for registered direct offering		1,631		1,631			1,631
Issuance of common stock and warrants for registered direct offering, shares			170,834
Issuance of common stock through At the Market Offering		3,063		3,063			3,063
Issuance of common stock through At the Market Offering, shares			158,355
Issuance of common shares through November Public Offering, net of financing		6,662		6,662			6,662
Issuance of common shares through November Public Offering, net of financing, shares			369,823
Investment in Nova Cell		2,000		1,500			1,500	500
Restricted stock unit shares released
Restricted stock unit shares released, shares			3,205
Balance at Mar. 31, 2024		(14,573)		92,213	11	(106,797)	(14,573)
Balance, shares at Mar. 31, 2024			297,725
Stock-based compensation		751		751			751
Foreign currency translation adjustments		(38)			(38)		(38)
Net loss		(5,767)				(5,767)	(5,767)
Exercise of pre-funded warrants		2		2			2
Exercise of pre-funded warrants, shares			16,375
Balance at Jun. 30, 2024		(11,752)		100,839	(27)	(112,564)	(11,752)
Balance, shares at Jun. 30, 2024			539,097
Issuance of common shares and pre-funded warrants through April Public Offering, net of financing costs		4,822		4,822			4,822
Issuance of common shares and pre-funded warrants through April Public Offering, net of financing costs, shares			110,271
Issuance of common stock for Calidi debt settlement in connection with Merger		1,028		1,028			1,028
Issuance of common stock for Calidi debt settlement in connection with merger , shares			21,408
Issuance of common shares through May Inducement Offer, net of financing costs		1,818		1,818			1,818
Issuance of common shares through May Inducement Offer, net of financing costs, shares			89,151
Exercise of common stock warrants		100		100			100
Exercise of common stock warrants, shares			4,167
Issuance of RSUs for deferred compensation settlement		105		105			105
Balance at Dec. 31, 2024		1,968		123,277	(28)	(121,715)	1,534	434
Balance, shares at Dec. 31, 2024	[1]		1,730,051
Issuance of common stock in lieu of cash per settlement agreement		2,754		2,754			2,754
Issuance of common stock in lieu of cash per settlement agreement , shares			223,583
Issuance of common stock and warrants through January Confidentially Marketed Public Offering, net of financing costs		3,607		3,607			3,607
Issuance of common stock and warrants through January Confidentially Marketed Public Offering, net of financing costs, shares			416,667
Issuance of common stock and warrants for March Registered Direct Offering and Concurrent Private Placement, net of financing costs		3,423		3,423			3,423
Issuance of common stock and warrants for March Registered Direct Offering and Concurrent Private Placement, net of financing costs, shares			277,084
Restricted stock unit shares released
Restricted stock unit shares released, shares			2,038
Stock-based compensation		607		607			607
Foreign currency translation adjustments		2			2		2
Net loss		(5,062)				(4,986)	(4,986)	(76)
Balance at Mar. 31, 2025		7,299		133,668	(26)	(126,701)	6,941	358
Balance, shares at Mar. 31, 2025			2,649,423
Balance at Dec. 31, 2024		$ 1,968		123,277	(28)	(121,715)	1,534	434
Balance, shares at Dec. 31, 2024	[1]		1,730,051
Issuance of common stock in lieu of cash per settlement agreement , shares		223,583
Net loss		$ (10,823)
Balance at Jun. 30, 2025		2,076		134,193	(13)	(132,416)	1,764	312
Balance, shares at Jun. 30, 2025			2,876,757
Balance at Mar. 31, 2025		7,299		133,668	(26)	(126,701)	6,941	358
Balance, shares at Mar. 31, 2025			2,649,423
Stock-based compensation		522		522			522
Foreign currency translation adjustments		13			13		13
Net loss		(5,761)				(5,715)	(5,715)	(46)
Exercise of pre-funded warrants		3		3			3
Exercise of pre-funded warrants, shares			227,334
Balance at Jun. 30, 2025		$ 2,076		$ 134,193	$ (13)	$ (132,416)	$ 1,764	$ 312
Balance, shares at Jun. 30, 2025			2,876,757

[1]	Retrospectively restated for reverse recapitalization.